--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------




                                                        New England Limited Term
                                                            U.S. Government Fund


                               [Graphic Omitted]


---------------------
    JUNE 30, 1998
---------------------

                                                                     August 1998
--------------------------------------------------------------------------------

------------------------------


[Photo of Henry L.P. Schmelzer


------------------------------

Dear Shareholder:

Investors had reason for comfort during the first half of 1998.

After stunning gains in each of the last three years, the stock market behaved more like its customary self: Major market indicators moved up for a time, slid back and were once again in recovery mode at the end of the period. This pattern largely reflected investors' responses to fast-changing events in Asia. Unpredictable markets call to mind the long-term experience of millions of mutual fund investors; those of us who held firm to our plans as markets entered difficult periods were often rewarded as markets recovered. The longer you stay invested the less interim ups and downs -- here or overseas -- should concern you.

News from the Far East drove bond market sentiment as well. In the United States, faltering Asian economies meant lower prices on many imported goods, putting pressure on prices and corporate earnings. With slower growth now a real possibility and with little immediate evidence of inflation, the Federal Reserve Board left short-term interest rates unchanged, while long-term rates fell to record lows in mid-June.

In the pages that follow, you can read about how your Fund's management dealt with the disruptions in the Pacific region and their impact on our domestic economy. But beyond Asia's present problems, and notwithstanding the inevitable ebb and flow of our own business cycle, there are reasons to be optimistic about investment prospects over the next several years. For example, vast, under-served populations in China and elsewhere represent huge potential demand for consumer goods. Here in the United States, there is the prospect of a demography-driven spending wave, as millions of baby-boomers enter their peak consumption years. Events may turn out differently -- volatility will always be part of investing -- but as much as the markets may waver, the watchwords for many long-term investors are constant: diversify and persist.

While you are thinking about your investments, take a few minutes to review your portfolio. It's possible that three years of strong market gains have tilted your holdings disproportionately toward aggressive stock funds. If so, you and your financial representative can adjust the balance easily using some of New England Funds' more conservative equity or bond funds to reallocate your assets in line with your long-term goals and comfort level. Once you are satisfied with your portfolio's balance, be sure to stay in touch with your financial professional, invest regularly and don't try to guess what the market will do next.

Thank you for your continued support of New England Funds.

Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer
    President

PREPARING FOR THE YEAR 2000
--------------------------------------------------------------------------------
New England Funds continues to work to provide high quality service as we move into the new century. Since last year we have devoted significant resources to identifying, analyzing and resolving computer issues related to Year 2000. As a further measure, we have focused on year-end 1998 as a target for preparedness by vendor and service agency systems that we rely on for support. We expect major systems to be ready before the end of the year, with a year of quality assurance to follow.

--------------------------------------------------------------------------------
                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1998
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares, since New England Limited Term U.S. Government Fund's inception 1/3/89, compared to the Lehman Intermediate Government Bond Index and the Cost of Living Index. The data points from the graph are as follows:

                   JANUARY 1989 (INCEPTION) THROUGH JUNE 1998
            COMPARED TO LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX(4)
                            AND THE COST OF LIVING(5)

                               With
                 Net          Maximum        Lehman               Cost
                Asset          Sales      Intermediate             of
               Value(1)      Charge(2)    Government(4)         Living(5)
               --------      ---------    -------------         ---------
1/3/89         $10,000        $ 9,700        $10,000             $10,000
  6/89         $10,568        $10,251        $10,775             $10,299
  6/90         $11,504        $11,159        $11,608             $10,780
  6/91         $12,606        $12,228        $12,830             $11,286
  6/92         $14,162        $13,737        $14,479             $11,635
  6/93         $15,340        $14,880        $15,932             $11,983
  6/94         $15,265        $14,807        $15,903             $12,282
  6/95         $16,413        $15,921        $17,454             $12,655
  6/96         $17,071        $16,559        $18,342             $13,003
  6/97         $18,114        $17,571        $19,615             $13,302
  6/98         $19,495        $18,910        $21,259             $13,510


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will differ from that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/98
--------------------------------------------------------------------------------
                                                                        SINCE
   CLASS A (Inception 1/3/89)           6 MONTHS   1 YEAR   5 YEARS   INCEPTION
   Net Asset Value(1)                     2.91%     7.62%    4.91%       7.29%
   With Max. Sales Charge(2)             -0.17      4.36     4.28        6.94
   Lehman Int. Gov't Bond Index(4)        3.39      8.38     5.91        8.21
   (calculated from 1/31/89)
   Lipper Short Int. US Gov't Avg.(6)     2.84      7.00     5.11        7.38
   (calculated from 1/31/89)
----------------------------------------------------------------------------
                                                                        SINCE
   CLASS B (Inception 9/27/93)          6 MONTHS   1 YEAR   3 YEARS   INCEPTION
   Net Asset Value(1)                     2.59%     6.85%    5.20%       4.01%
   With CDSC(3)                          -2.41      1.85     4.31        3.68
   Lehman Int. Gov't Bond Index(4)        3.39      8.38     6.74        5.76
   (calculated from 9/30/93)
   Lipper Short Int. US Gov't Avg.(6)     2.84      7.00     5.93        4.98
   (calculated from 9/30/93)
--------------------------------------------------------------------------------
                                                                        SINCE
   CLASS C (Inception 12/30/94)         6 MONTHS   1 YEAR   3 YEARS   INCEPTION
   Net Asset Value(1)                     2.58%     6.94%    5.20%       6.27%
   With CDSC(3)                           1.58      5.94     5.20        6.27
   Lehman Int. Gov't Bond Index(4)        3.39      8.38     6.74        8.40
   Lipper Short Int. US Gov't Avg.6       2.84      7.00     5.93        7.31
--------------------------------------------------------------------------------
                                                                        SINCE
   CLASS Y (Inception 3/31/94)          6 MONTHS   1 YEAR  3 YEARS    INCEPTION
   Net Asset Value(1)                     3.08%     7.98%    6.25%       6.14%
   Lehman Int. Gov't Bond Index(4)        3.39      8.38     6.74        6.89
   Lipper Short Int. US Gov't Avg.(6)     2.84      7.00     5.93        5.96
--------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors.

                                 NOTES TO CHARTS
(1) Net Asset Value (NAV) -- assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2) With Maximum Sales Charge -- assumes reinvestment of all distributions and reflects the maximum sales charge of 3% at the time of purchase of Class A shares.
(3) With Contingent Deferred Sales Charge (CDSC) -- assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares. CDSC for Class C shares assumes a maximum 1% sales charge on redemptions within the first year of purchase.
(4) Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years. The Index's performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.
(6) Lipper Short Intermediate U.S. Government Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


-------------------------


[Photo of James Welch]


-------------------------


[Photo of Scott Millimet]


-------------------------
James Welch,
Scott Millimet
Back Bay Advisors, L.P.

Q. How did New England Limited Term U.S. Government Fund perform over the past six months?

The Fund performed well for the six months ending June 30, 1998, providing investors a steady stream of monthly income and a share price that changed very little. We structured the portfolio to take advantage of a declining interest rate environment, but interest rates held fairly steady during the first quarter of 1998. Consequently, the Fund's performance lagged early in the year, but made up lost ground later in the period (when interest rates did in fact move lower). All told, the Fund's Class A shares produced a total return of 2.91% for the six months ending June 30, 1998, reflecting a $0.01 decline in net asset value to $11.63 per share and the reinvestment of dividend distributions totaling $0.345 per share.

Q. What factors influenced the Fund's performance?

The Asian economic crisis increased the appeal of U.S. government securities among international investors, given the reputation of government bonds as safe-haven investments. The escalation in demand combined with a slight drop in supply persuaded us that a rise in bond prices and a decline in yields was at hand. However, our steps to make the most of an expected decline in interest rates were somewhat premature. While the situation in Asia did drive up international demand for U.S. securities, hamper economic growth and pave the way for lower interest rates -- all positives for bond investors -- these ripple effects didn't take hold until later in the period.

Throughout the period, inflation remained low despite a U.S. economy that was exhibiting robust growth, particularly at the start of the year. The strength of economic activity raised concerns that a possible rise in inflationary pressures might prompt the Federal Reserve to take the preventive measure of raising short-term interest rates. That scenario never materialized.

Q. What strategies did you use in managing the Fund?

We emphasized securities that tend to perform particularly well in a declining interest rate environment and shifted away from those that typically fare better during periods of steadier interest rates. Specifically, we focused on U.S. Treasury securities and de-emphasized the Fund's position in mortgage-backed and U.S. government agency securities. While this strategy worked to the Fund's advantage later in the period, it hampered performance in the earlier months of 1998, when interest rates were relatively stable.

In managing the Fund's price sensitivity to changes in interest rates, we focused on securities at the longer and shorter ends of the maturity spectrum, rather than spreading investments across the entire spectrum. On June 30, the Fund's average maturity was 11 years while its average duration was 3.76 years. (Duration is a more precise measure than maturity of a bond's price sensitivity to changes in interest rates and is expressed in years. The longer the duration, the more sensitive the bond's price to fluctuations in interest rates.) The blending of long- and short-duration bonds helped us to strike an attractive balance between yield and price performance as interest rates fell.

PORTFOLIO MIX -- 6/30/98

U.S. Treasury Securities           27%
Mortgage-Backed Securities         29%
U.S. Agency Securities             44%

Portfolio holdings and allocation are subject to change.

Q. What is your outlook for the next six months?

We expect that many of the positive trends affecting the U.S. Treasury market during the first half of 1998 will stay in place. Inflation levels are likely to remain contained as reverberations from Asia's economic problems reach U.S. shores, slowing economic growth here in the coming months. Because the government's budget is in surplus, the government's borrowing needs are slowing, thereby reducing the supply of U.S. Treasury securities. The combination of strong demand and diminishing supply translates into a hospitable environment for all types of U.S. government securities, encouraging bond prices to rise and yields to fall.

Portfolio commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio charges.

------------------------------------------------------------------------------------------------------
                                         PORTFOLIO COMPOSITION
------------------------------------------------------------------------------------------------------
Investments as of June 30, 1998
(unaudited)

BONDS AND NOTES--98.8% OF TOTAL NET ASSETS

       FACE
      AMOUNT              DESCRIPTION                                                    VALUE (a)
------------------------------------------------------------------------------------------------------
                          GOVERNMENT AGENCIES--72.3%
        $13,500,000       Federal Home Loan Mortgage Corp., 6.700%, 1/5/07 .........      $ 14,257,215
         10,000,000       Federal Home Loan Mortgage Corp., 7.100%, 4/10/07 ........        10,867,200
            104,771       Federal Home Loan Mortgage Corp., 7.500%, 6/1/26 .........           107,390
         14,000,000       Federal Home Loan Mortgage Corp., 8.190%, 10/6/04 ........        14,415,660
             42,611       Federal Home Loan Mortgage Corp., 10.000%, 7/1/19 ........            46,319
          6,131,447       Federal Home Loan Mortgage Corp., 11.500%, with various
                            maturities to 2020 (c) .................................         6,963,817
         15,000,000       Federal National Mortgage Association, 6.310%, 5/5/03 ....        15,046,800
         10,000,000       Federal National Mortgage Association, 6.580%, 12/17/07 ..        10,159,400
          1,725,000       Federal National Mortgage Association, 6.875%, 9/10/12 ...         1,825,257
          5,008,361       Federal National Mortgage Association, 7.000%, 12/1/22 ...         5,097,760
         19,000,000       Federal National Mortgage Association, 7.060%, 4/24/02 ...        19,406,790
         10,000,000       Federal National Mortgage Association, 7.125%, 9/12/07 ...        10,187,500
         10,000,000       Federal National Mortgage Association, 7.160%, 6/26/07 ...        10,184,400
          9,000,000       Federal National Mortgage Association, 7.550%, 3/27/07 ...         9,215,190
         45,068,843       Government National Mortgage Association, 7.000%, with
                            various maturities to 2028 .............................        45,786,789
            146,770       Government National Mortgage Association, 12.500%, with
                            various maturities to 2015 (c) .........................           170,989
          1,134,258       Government National Mortgage Association, 16.000%, with
                            various maturities to 2013 (c) .........................         1,365,404
            464,227       Government National Mortgage Association, 17.000%, with
                            various maturities to 2012 (c) .........................           555,336
                                                                                          ------------
                                                                                           175,659,216
                                                                                          ------------
                          U.S. GOVERNMENT--26.5%
         10,000,000       United States Treasury Bonds, 10.375%, 11/15/12 ..........        13,390,600
         10,000,000       United States Treasury Bonds, 10.750%, 2/15/03 ...........        12,078,906
         20,000,000       United States Treasury Bonds, 11.125%, 8/15/03 ...........        24,903,200
         11,000,000       United States Treasury Notes, 7.125%, 2/29/00 ............        11,275,000
         10,000,000       United States Treasury Stripped Bonds, Zero Coupon,
                            8/15/20 ................................................         2,828,600
                                                                                          ------------
                                                                                            64,476,306
                                                                                          ------------
                          Total Bonds and Notes (Identified Cost $239,423,724) .....       240,135,522
                                                                                          ------------
OPTIONS--0.0%

     CONTRACTS
------------------------------------------------------------------------------------------------------
                300       U.S. Treasury Bond Futures, 110 Call, September 1998 .....            65,625
                                                                                          ------------
                          Total Options (Identified Cost $67,125) ..................            65,625
                                                                                          ------------

SHORT TERM INVESTMENT--0.3%

         $  687,000       Household Finance Corp. 6.000%, 7/01/98 ..................      $    687,000
                                                                                          ------------
                          Total Short Term Investment (Identified Cost $687,000) ...           687,000
                                                                                          ------------
                          Total Investments--99.1% (Identified Cost $240,177,849)(b)       240,888,147
                          Other assets less liabilities ............................         2,138,375
                                                                                          ------------
                          Total Net Assets--100% ...................................      $243,026,522
                                                                                          ============

     (a) See Note 1a of Notes to Financial Statements.
     (b) Federal Tax Information: At June 30, 1998 the net unrealized appreciation on investments based on cost for federal income tax purposes of
         $240,177,849 was as follows:
         Aggregate gross unrealized appreciation for all investments in which there
         is an excess value over tax cost ..........................................      $    791,315
         Aggregate gross unrealized depreciation for all investments in which there
         is an excess  of tax cost over value ......................................           (81,017)
                                                                                          ------------
         Net unrealized appreciation ...............................................      $    710,298
                                                                                          ============

         At December 31, 1997 the Fund had a capital loss carryover of approximately
         $38,233,281 of which $30,053,756 expires on December 31, 2002, $1,001,295 expires on December 31, 2003, $4,342,078 expires on December 31, 2004 and
         $2,836,152 expires on December 31, 2005. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
     (c) The Fund's investments in mortgage backed securities of the Federal Home
         Loan Mortgage Corporation and Government National Mortgage Association are
         interests in separate pools of mortgages. All separate investments in securities of these issuers which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

                            See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------
                                 STATEMENT OF ASSETS & LIABILITIES
----------------------------------------------------------------------------------------------------
June 30, 1998
(unaudited)

ASSETS
  Investments at value (Identified cost $240,177,849) .....                            $240,888,147
  Cash ....................................................                                     213
  Receivable for:
    Fund shares sold ......................................                                 277,937
    Securities sold .......................................                              11,366,039
    Accrued interest ......................................                               3,802,649
  Prepaid registration expense ............................                                  11,000
                                                                                       ------------
                                                                                        256,345,985
LIABILITIES
  Payable for:
    Securities purchased ..................................      $12,482,774
    Fund shares redeemed ..................................          441,979
    Dividends declared ....................................          181,521
  Accrued expenses:
    Management fees .......................................          130,361
    Deferred trustees' fees ...............................           11,531
    Accounting and administrative .........................            4,727
    Other .................................................           66,570
                                                                 -----------
                                                                                         13,319,463
                                                                                       ------------
NET ASSETS ................................................                            $243,026,522
                                                                                       ============
  Net assets consist of:
    Capital paid in .......................................                            $282,044,361
    Distributions in excess of net investment income ......                                (167,684)
    Accumulated net realized losses .......................                             (39,560,453)
    Unrealized appreciation on investments ................                                 710,298
                                                                                       ------------
NET ASSETS ................................................                            $243,026,522
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($206,751,216 divided by 17,784,852 shares of beneficial
    interest) .............................................                                  $11.63
                                                                                             ======
Offering price per share (100/97 of $11.63) ...............                                  $11.99*
                                                                                             ======
Net asset value and offering price of Class B shares
  ($15,625,112 divided by 1,346,114 shares of beneficial
    interest) .............................................                                  $11.61**
                                                                                             ======
Net asset value, and offering price of Class C shares
  ($14,909,401 divided by 1,283,426 shares of beneficial
    interest) .............................................                                  $11.62**
                                                                                             ======
Net asset value, offering and redemption price of Class Y shares
  ($5,740,793 divided by 492,613 shares of beneficial
    interest) .............................................                                  $11.65
                                                                                             ======
 *Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                           See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------
                                      STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------
Six Months Ended June 30, 1998
(unaudited)

INVESTMENT INCOME
  Interest ...................................................                           $9,186,828
  Expenses
    Management fees ..........................................        $825,190
    Service and distribution fees - Class A ..................         381,320
    Service and distribution fees - Class B ..................          79,436
    Service and distribution fees - Class C ..................          84,882
    Trustees' fees and expenses ..............................           9,152
    Accounting and administrative ............................          25,198
    Custodian ................................................          70,687
    Transfer agent ...........................................         214,486
    Audit and tax services ...................................          15,535
    Legal ....................................................           2,415
    Printing .................................................          29,184
    Registration .............................................          21,558
    Miscellaneous ............................................           4,156
                                                                      --------
  Total expenses .............................................                            1,763,199
                                                                                         ----------
  Net investment income ......................................                            7,423,629
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
WRITTEN OPTIONS AND FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments - net ........................................         825,104
    Written options - net ....................................      (1,150,529)
    Futures contracts - net ..................................        (147,562)
                                                                      --------
  Net realized loss on investments, written options and
    futures contracts ........................................        (472,987)
                                                                      --------
  Unrealized appreciation (depreciation) on:
    Investments - net ........................................          (8,707)
    Futures contracts - net ..................................          91,625
                                                                      --------
  Net unrealized appreciation on investments, and futures
    contracts ................................................          82,918
                                                                      --------
  Net loss on investment transactions ........................                             (390,069)
                                                                                         ----------
    NET INCREASE IN NET ASSETS FROM OPERATIONS ...............                           $7,033,560
                                                                                         ==========

                            See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------
                                 STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

(unaudited)

                                                                                        SIX MONTHS
                                                                 YEAR ENDED                ENDED
                                                                DECEMBER 31,              JUNE 30,
                                                                   1997                    1998
                                                                ------------           ------------
FROM OPERATIONS
  Net investment income ......................................  $ 17,766,639           $  7,423,629
  Net realized loss on investments, written options and
    futures contracts ........................................    (2,338,273)              (472,987)
  Unrealized appreciation on investments and futures
    contracts ................................................     3,540,469                 82,918
                                                                ------------           ------------
  Increase in net assets from operations .....................    18,968,835              7,033,560
                                                                ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ..................................................   (15,212,083)            (6,362,299)
    Class B ..................................................      (956,333)              (413,938)
    Class C ..................................................      (821,006)              (442,073)
    Class Y ..................................................      (343,684)              (165,591)
                                                                ------------           ------------
                                                                 (17,333,106)            (7,383,901)
                                                                ------------           ------------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS ...............................................   (57,325,531)           (15,829,310)
                                                                ------------           ------------
Total decrease in net assets .................................   (55,689,802)           (16,179,651)

NET ASSETS
  Beginning of the period ....................................   314,895,975            259,206,173
                                                                ------------           ------------
  End of the period ..........................................  $259,206,173           $243,026,522
                                                                ============           ============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
  End of the period ..........................................  $   (207,412)          $   (167,684)
                                                                ============           ============

                            See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
                                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

(unaudited)


                                                                                                                        SIX MONTHS
                                                                         CLASS A                                           ENDED
                                         ----------------------------------------------------------------------          JUNE 30,
                                          1993            1994            1995            1996            1997            1998
                                         ------          ------          ------          ------          ------         ----------
Net Asset Value, Beginning of
  Period .............................   $12.54          $12.49          $11.49          $12.10          $11.55          $11.64
                                         ------          ------          ------          ------          ------          ------
Income From Investment Operations
Net Investment Income ................     0.71            0.82            0.86            0.81            0.72            0.36
Net Realized and Unrealized Gain
  (Loss) on Investments ..............     0.08           (1.10)           0.59           (0.54)           0.09           (0.02)
                                         ------          ------          ------          ------          ------          ------
Total From Investment Operations
      ................................     0.79           (0.28)           1.45            0.27            0.81            0.34
                                         ------          ------          ------          ------          ------          ------
Less Distributions
Distributions From Net ...............    (0.71)          (0.72)          (0.84)          (0.82)          (0.72)          (0.35)
Distributions in Excess of Net
  Investment Income ..................    (0.01)           0.00            0.00            0.00            0.00            0.00
Distributions From Net Realized
  Capital Gains ......................    (0.12)           0.00            0.00            0.00            0.00            0.00
                                         ------          ------          ------          ------          ------          ------
Total Distributions ..................    (0.84)          (0.72)          (0.84)          (0.82)          (0.72)          (0.35)
                                         ------          ------          ------          ------          ------          ------
Net Asset Value, End of Period .......   $12.49          $11.49          $12.10          $11.55          $11.64          $11.63
                                         ======          ======          ======          ======          ======          ======
Total Return (%) (a) .................      6.4            (2.3)           13.0             2.4             7.3             2.9
Ratio of Operating Expenses to
  Average Net Assets (%) .............     1.14            1.18            1.22            1.25            1.28            1.30(b)
Ratio of Net Investment Income
  to Average Net Assets (%) ..........     5.64            6.80            7.18            7.13            6.40            5.90(b)
Portfolio Turnover Rate (%) ..........      124             244             247             327             533           1,496(b)
Net Assets, End of Period (000) ...... $562,164        $412,399        $361,520        $276,178        $222,185        $206,751

(a) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(b) Computed on an annualized basis.

                            See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
                                               FINANCIAL HIGHLIGHTS -- continued
--------------------------------------------------------------------------------------------------------------------------------
(unaudited)

                                                                              CLASS B
                                     -------------------------------------------------------------------------------------------
                                     SEPTEMBER 27(a)                                                                  SIX MONTHS
                                        THROUGH                        YEAR ENDED DECEMBER 31,                           ENDED
                                      DECEMBER 31,     --------------------------------------------------------         JUNE 30,
                                          1993            1994            1995            1996            1997            1998
                                     ---------------     ------          ------          ------          ------          ------
Net Asset Value, Beginning of Period .   $12.76          $12.49          $11.48          $12.09          $11.54          $11.62
                                         ------          ------          ------          ------          ------          ------
Income From Investment Operations
Net Investment Income ................     0.17            0.71            0.76            0.73            0.65            0.31
Net Realized and Unrealized Gain
 (Loss) on Investments ...............    (0.24)          (1.08)           0.61           (0.54)           0.08           (0.02)
                                         ------          ------          ------          ------          ------          ------
Total From Investment Operations .....    (0.07)          (0.37)           1.37            0.19            0.73            0.29
                                         ------          ------          ------          ------          ------          ------
Less Distributions
Dividends From Net Investment Income .    (0.16)          (0.64)          (0.76)          (0.74)          (0.65)          (0.30)
Distributions in Excess of Net
  Investment Income ..................    (0.01)           0.00            0.00            0.00            0.00            0.00
Distributions From Net Realized
  Capital Gains ......................    (0.03)           0.00            0.00            0.00            0.00            0.00
                                         ------          ------          ------          ------          ------          ------
Total Distributions ..................    (0.20)          (0.64)          (0.76)          (0.74)          (0.65)          (0.30)
                                         ------          ------          ------          ------          ------          ------
Net Asset Value, End of Period .......   $12.49          $11.48          $12.09          $11.54          $11.62          $11.61
                                         ======          ======          ======          ======          ======          ======
Total Return (%) (c) .................     (0.6)           (2.9)           12.3             1.7             6.5             2.6
Ratio of Operating Expenses to Average
  Net Assets (%) .....................     1.96(b)         1.83            1.87            1.90            1.93            1.95(b)
Ratio of Net Investment Income to
  Average Net  Assets (%) ............     4.30(b)         6.15            6.53            6.48            5.75            5.25(b)
Portfolio Turnover Rate (%) ..........      124             244             247             327             533           1,496(b)
Net Assets, End of Period (000) ......   $6,221         $11,891         $18,056         $18,503         $16,060         $15,625

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                                         See accompanying notes to financial statements.

--------------------------------------------------------------------------------------------------------
                                   FINANCIAL HIGHLIGHTS -- continued
--------------------------------------------------------------------------------------------------------
(unaudited)

                                                                            CLASS C
                                                      -------------------------------------------------
                                                                                             SIX MONTHS
                                                         YEAR ENDED DECEMBER 31,                ENDED
                                                      ----------------------------------       JUNE 30,
                                                       1995          1996          1997         1998
                                                      ------        ------        ------       ------
Net Asset Value, Beginning of Period ..............   $11.48        $12.10        $11.54       $11.63
                                                      ------        ------        ------       ------
Income From Investment Operations
Net Investment Income .............................     0.64          0.75          0.65         0.31
Net Realized and Unrealized Gain (Loss) on
  Investments .....................................     0.64         (0.57)         0.09        (0.02)
                                                      ------        ------        ------       ------
Total From Investment Operations ..................     1.28          0.18          0.74         0.29
                                                      ------        ------        ------       ------
Less Distributions
Dividends From Net Investment Income ..............    (0.65)        (0.74)        (0.65)       (0.30)
Distributions in Excess of Net Investment
  Income ..........................................    (0.01)         0.00          0.00         0.00
                                                      ------        ------        ------       ------
Total Distributions ...............................    (0.66)        (0.74)        (0.65)       (0.30)
                                                      ------        ------        ------       ------
Net Asset Value, End of Period ....................   $12.10        $11.54        $11.63       $11.62
                                                      ======        ======        ======       ======
Total Return (%)(b) ...............................     11.4           1.6           6.6          2.6
Ratio of Operating Expenses to Average Net
  Assets (%) ......................................     1.87          1.90          1.93         1.95(a)
Ratio of Net Investment Income to Average Net
  Assets (%) ......................................     6.53          6.48          5.75         5.25(a)
Portfolio Turnover Rate (%) .......................      247           327           533        1,496(a)
Net Assets, End of Period (000) ...............       $5,936       $14,903       $15,699      $14,909

(a) Computed on an annualized basis.
(b) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                                         See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                FINANCIAL HIGHLIGHTS -- continued
---------------------------------------------------------------------------------------------------------------------------------
(unaudited)

                                                                                        CLASS Y
                                                  --------------------------------------------------------------------------------
                                                   MARCH 31(a)                                                          SIX MONTHS
                                                     THROUGH                       YEAR ENDED DECEMBER 31,                 ENDED
                                                   DECEMBER 31,         ------------------------------------------        JUNE 30,
                                                      1994               1995              1996              1997          1998
                                                     ------             ------            ------            ------      ----------
Net Asset Value, Beginning of Period .............   $12.11             $11.51            $12.13            $11.58        $11.66
                                                     ------             ------            ------            ------        ------
Income From Investment Operations
Net Investment Income ............................     0.71               0.86              0.85              0.76          0.37
Net Realized and Unrealized Gain (Loss) on
  Investments ....................................    (0.74)              0.63             (0.54)             0.08         (0.02)
                                                     ------             ------            ------            ------        ------
Total From Investment Operations .................    (0.03)              1.49              0.31              0.84          0.35
                                                     ------             ------            ------            ------        ------
Less Distributions Distributions From Net
  Investment Income ..............................    (0.57)             (0.87)            (0.86)            (0.76)        (0.36)
                                                     ------             ------            ------            ------        ------
Total Distributions ..............................    (0.57)             (0.87)            (0.86)            (0.76)        (0.36)
                                                     ------             ------            ------            ------        ------
Net Asset Value, End of Period ...................   $11.51             $12.13            $11.58            $11.66        $11.65
                                                     ======             ======            ======            ======        ======
Total Return (%) (c) .............................     (0.8)              13.3               2.8               7.5           3.2
Ratio of Operating Expenses to Average Net
  Assets (%) .....................................     0.83(b)            0.91              0.90              0.93          0.95(b)
Ratio of Net Investment Income to Average Net
  Assets (%) .....................................     7.15(b)            7.53              7.48              6.75          6.25(b)
Portfolio Turnover Rate (%) ......................      244                247               327               533         1,496(b)
Net Assets, End of Period (000) ..................   $1,822             $5,723            $5,313            $5,262        $5,741

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.

                                         See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1998
(unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Fund seeks a high current return consistent with preservation of capital. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 3.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or service and distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may purchase or sell interest rate futures contracts to hedge against changes in the values of securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.

Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to differing treatments for income recognition for mortgage-backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1998, purchases and sales of securities (excluding short-term investments) were as follows:

               PURCHASES                                SALES
----------------------------------------  ------------------------------------
   U.S. GOVERNMENT          OTHER         U.S. GOVERNMENT         OTHER
   ---------------          -----         ---------------         -----
   $1,082,547,586       $787,220,140      $1,121,340,137      $760,989,811

Transactions in written options for the six months ended June 30, 1998 are summarized as follows:

                                                 WRITTEN OPTIONS
                                         -------------------------------
                                         NUMBER OF              PREMIUMS
                                         CONTRACTS              RECEIVED
                                         ---------              --------
Open at December 31, 1997 .......          1,450               $  493,453
Contracts opened ................         16,200                7,283,344
Contracts closed ................        (17,650)              (7,776,797)
                                          ------               ---------
Open at June 30, 1998 ...........              0                        0
                                          ======               =========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets, 0.625% of the next $300 million and 0.60% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), at the rate of 0.325% of the first $200 million of the Fund's average daily net assets, 0.3125% of the next $300 million and 0.30% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the six months ended June 30, 1998 are as follows:

        FEES EARNED
        -----------
        $412,595          NEFM
        $412,595          Back Bay Advisors

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, financial reporting functions and clerical functions relating to the Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1998 these expenses amounted to $25,198 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A shares (the "Class A Plan") and Class B shares (the "Class B Plan") and Class C shares (the "Class C Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. Also under the Class A Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A shares as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A shares.

For the six months ended June 30, 1998, the Fund paid New England Funds $274,550 in service fees and $106,770 in distribution fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable, as service fees or distribution fees, respectively, under the Class A Plan incurred in any year exceed the amounts of such fees payable by the Fund under the Class A Plan, the unreimbursed amounts (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expense carried forward into 1998 is $2,272,723 (reimbursable as distribution fees).

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1998, the Fund paid New England Funds $19,859 and $21,220 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1998, the Fund paid New England Funds $59,577 and $63,662 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1998 amounted to $154,549.

D. TRANSFER AGENT FEES. New England Funds Services Corporation ("NEFSCO") is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1998, the Fund paid NEFSCO $160,191 as compensation for its services in that capacity. For the six months ended June 30, 1998, the Fund received $2,611 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEFM, NEFSCO, Nvest or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                                  $1,403
Meeting Fee                                         159/meeting
Annual Committee Member retainer                    210
Annual Committee Chairman Retainer                  140

A deferred compensation plan is available to the trustees on a voluntarily basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1998 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                   YEAR ENDED                        SIX MONTHS ENDED
                                                DECEMBER 31, 1997                     JUNE 30, 1998
                                         ------------------------------       -----------------------------
CLASS A                                     SHARES            AMOUNT            SHARES            AMOUNT
-------                                  -----------       ------------       ----------       ------------
Shares sold ........................       4,755,971       $ 54,749,748        1,943,532       $ 22,642,993
Shares issued in connection with
  the reinvestment of:
  Distributions from net investment
  income ...........................       1,072,329         12,367,693          462,338          5,381,062
                                         -----------       ------------       ----------       ------------
                                           5,828,300         67,117,441        2,405,870         28,024,055
Shares repurchased .................     (10,639,296)      (122,516,616)      (3,714,466)       (43,232,421)
                                         -----------       ------------       ----------       ------------
Net decrease .......................      (4,810,996)      $(55,399,175)      (1,308,596)      $(15,208,366)
                                         -----------       ------------       ----------       ------------

                                                   YEAR ENDED                        SIX MONTHS ENDED
                                                DECEMBER 31, 1997                      JUNE 30, 1998
                                         ------------------------------       -----------------------------
CLASS B                                     SHARES            AMOUNT            SHARES            AMOUNT
-------                                  -----------       ------------       ----------       ------------
Shares sold ........................         320,867       $  3,702,298          334,648       $  3,904,394
Shares issued in connection with
  the reinvestment of:
  Distributions from net investment
  income ...........................          68,912            793,612           31,004            360,213
                                         -----------       ------------       ----------       ------------
                                             389,779          4,495,910          365,652          4,264,607
Shares repurchased .................        (611,288)        (7,027,515)        (401,710)        (4,659,489)
                                         -----------       ------------       ----------       ------------
Net decrease .......................        (221,509)      $ (2,531,605)         (36,058)      $   (394,882)
                                         -----------       ------------       ----------       ------------

                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                DECEMBER 31, 1997                     JUNE 30, 1998
                                         ------------------------------       -----------------------------
CLASS C                                     SHARES            AMOUNT            SHARES            AMOUNT
-------                                  -----------       ------------       ----------       ------------
Shares sold ........................       2,723,065       $ 31,397,665        1,441,507       $ 16,826,970
Shares issued in connection with
  the reinvestment of:
  Distributions from net investment
  income ...........................          54,261            625,603           31,161            362,268
                                         -----------       ------------       ----------       ------------
                                           2,777,326         32,023,268        1,472,668         17,189,238
Shares repurchased .................      (2,718,249)       (31,339,343)      (1,539,232)       (17,905,304)
                                         -----------       ------------       ----------       ------------
Net increase (decrease) ............          59,077       $    683,925          (66,564)      $   (716,066)
                                         -----------       ------------       ----------       ------------

                                                    YEAR ENDED                       SIX MONTHS ENDED
                                                DECEMBER 31, 1997                     JUNE 30, 1998
                                         ------------------------------       -----------------------------
CLASS Y                                     SHARES            AMOUNT            SHARES            AMOUNT
-------                                  -----------       ------------       ----------       ------------
Shares sold ........................          70,899       $    826,238           44,033       $    520,164
Shares issued in connection with
  the reinvestment of:
  Distributions from net investment
  income ...........................          29,666            342,966           14,521            169,342
                                         -----------       ------------       ----------       ------------
                                             100,565          1,169,204           58,554            689,506
Shares repurchased .................        (108,287)        (1,247,880)         (17,073)          (199,502)
                                         -----------       ------------       ----------       ------------
Net increase (decrease) ............          (7,722)           (78,676)          41,481            490,004
                                         -----------       ------------       ----------       ------------
Decrease derived from capital
  shares transactions ..............      (4,981,150)      ($57,325,531)      (1,369,737)      ($15,829,310)
                                         ===========       ============       ==========       ============

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                                  Bullseye Fund
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                        Tax Free Income Fund of New York
                  Intermediate Term Tax Free Fund of California

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about
          distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

 New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc.
    (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
                The program provides access to information about
        securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 1-800-289-9999 or by
                    visiting their web site at www.NASDR.com.

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         [LOGO](R)                                                Bulk Rate
   NEW ENGLAND FUNDS(R)                                          U.S. Postage
Where The Best Minds Meet(R)                                         Paid
                                                                 Brockton, MA
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   399 Boylston Street

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